Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

New systems	4,127,433	4,109,439	4,499,315
Used systems	115,357	127,744	71,803
Net system sales	4,242,790	4,237,183	4,571,118

Schedule of Net System Sales Per Technology
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units	Net system sales in EUR thousands
2016
EUV	4	324,854
ArFi	70	3,518,718
ArF	6	116,876
KrF	57	532,661
i-line	20	78,009
Total	157	4,571,118

2015
EUV	1	70,473
ArFi	67	3,238,452
ArF	9	107,522
KrF	74	747,740
i-line	18	72,996
Total	169	4,237,183

2014
EUV	5	299,845
ArFi	76	3,477,718
ArF	3	32,611
KrF	38	381,436
i-line	14	51,180
Total	136	4,242,790

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in thousands)	EUR	EUR
2016
Japan	404,259	4,277
Korea	1,579,907	17,354
Singapore	245,785	844
Taiwan	2,084,702	125,456
China	779,547	3,156
Rest of Asia	19,758	2,757
Netherlands	1,512	1,201,437
EMEA	551,330	4,093
United States	1,127,952	327,863
Total	6,794,752	1,687,237

2015
Japan	668,381	3,209
Korea	1,971,650	11,626
Singapore	121,390	422
Taiwan	1,551,512	60,029
China	541,899	1,390
Rest of Asia	2,077	2,095
Netherlands	3,521	1,229,800
EMEA	211,038	1,313
United States	1,215,907	310,794
Total	6,287,375	1,620,678

2014
Japan	477,110	3,695
Korea	1,624,059	16,684
Singapore	132,593	879
Taiwan	1,124,883	60,241
China	403,371	1,766
Rest of Asia	2,205	2,041
Netherlands	1,334	1,124,632
EMEA	196,332	1,322
United States	1,894,390	236,263
Total	5,856,277	1,447,523